Schedule of Assets (Schedule of Assets (Held at End of Year III)) (Details) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Maturity date	Oct. 31, 2034
Notes receivable from participants	$ 751,982
Other Investments	1,098,247
Assets held	$ 28,503,418
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Common Stock [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	$ 1,320,517
Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	26,084,654
Personal Choice Retirement Account [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	$ 346,265